Putnam
Growth
Opportunities
Fund

ANNUAL REPORT

July 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights


* "For the 12 months ended June 30, 1998, all three share classes of Putnam Growth Opportunities Fund ranked in the top 10% of the 884 growth funds tracked by Lipper Analytical Services. The fund's class A, B, and M shares were ranked 63, 78 and 72, respectively, of 884.*


* "While we're keeping a wary eye on developments in Asia, we believe that the situation there also offers opportunities to many of the large-cap, global companies in which we invest. Additionally, strength in recovering European economies has helped to offset the Asian difficulties. The emergence of the EMU should add to this strength."

                                         -- Jeffrey R. Lindsey, manager
                                            Putnam Growth Opportunities


   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

16 Financial statements

 * Past performance is not indicative of future results. Lipper rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. The fund was not ranked for longer periods.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

During the fiscal year ended July 31, 1998, Putnam Growth Opportunities Fund once again demonstrated the ability of a portfolio of stocks of financially strong, well-established industry leaders with proven patterns of growth to perform well in a challenging market environment. In this period of investor uncertainty exacerbated by the Asian crisis, your fund benefited both from the sustained strength of large-company stocks and its holdings in several dynamic industries.

The digital revolution, the graying of America, consumers' rising demand for bargains, and the changing shape of financial services in the face of megamergers provided investment themes for your fund during the period. Semiconductor sales were soft, but the cable TV and telecommunications industries flourished as the world continued to become wired. Drug companies prospered as an aging population increased its spending on medicines. Full-service conglomerates began offering one-stop shopping for financial products.

On the following pages, your fund's management team discusses its strategies and prospects in this environment.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
September 16, 1998


Report from the Fund Managers
Carol C. McMullen
Jeffrey R. Lindsey
C. Beth Cotner

As the strength of large-capitalization stocks continued to buoy the U.S. stock market, Putnam Growth Opportunities Fund benefited from their vigor. Throughout the 12 months ended July 31, 1998, large-cap stocks' liquidity and stability of earnings combined with an ongoing series of mergers and stock buy-back programs to produce handsome rewards for investors. While we have noted in previous reports that the record-breaking momentum of large-company stocks is unlikely to endure indefinitely, your fund has certainly made the most of it for fiscal 1998. For the 12 months ended July 31, 1998, your fund's class A shares provided a total return of 27.23% at net asset value and 19.88% at public offering price. For complete performance information, please refer to the summary that begins on page 9.

During the fund's fiscal year, investors' expectations were shaken by the ongoing financial crisis in Asian markets. However, despite the occasional U.S. market shock, large-cap company stocks have generally held their value, with profits from vibrant European markets helping to offset any shortfalls from operations in Asia. As of the end of the year, we believed that large-cap stocks were fairly valued relative to their fundamentals and in terms of the current U.S. economic conditions of low interest rates and minimal inflation. While remaining cautious on valuations, we see no reason at present to diverge from the four main investment themes that have driven our strategy over the past 12 months: the transformation to the digital age, the confident consumer, the financial services revolution, and "prescription for growth" in health care.

* DIGITAL REVOLUTION COMES HOME

Some sources estimate that in 1997, for the first time, people in the United States sent more messages by e-mail than through the U.S. Postal Service. Driven by the explosive popularity of the Internet and reflecting the continued upsurge in the numbers of wired homes, our position in America Online has become one of the fund's largest. With more than 12 million customers, AOL is the undisputed leader in bringing the digital revolution into U.S. homes, and its growth shows no signs of slowing. Advertising revenue has surged, and as online shopping continues to build (electronic commerce, currently at $8 billion, is estimated to reach $230 billion by 2002), the company's profits should continue to keep pace.

Lucent Technologies, another of the fund's top 10 holdings, is the leading company in one of the strongest areas of the technology sector: telecommunication equipment. Cable companies (MediaOne Group, a new addition to your portfolio) and entertainment companies (Viacom), driven by the convergence of the digital revolution and entertainment, have also displayed rapid growth. Viacom has successfully restructured, revamping its Blockbuster video rental division and selling off the slower divisions of its business. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Elsewhere in technology, demand for semiconductors has fallen sharply as their prices have declined, driven down by the Asian currency crisis. As a result, we have eliminated semiconductor companies from your portfolio.

[GRAPHIC OMITTED: horizontal bar chart of TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals
and biotechnology     14.9%

Retail                14.3%

Financial services    10.1%

Cable television       6.0%

Telecommunication
equipment              5.2%

Footnote reads:
* Based on net assets as of 7/31/98. Holdings will vary over time.


* CONSUMERS: OLDER - AND SPENDING MORE WISELY

In 1950, the number of people in the United States who were over age 65 stood at 12.2 million. By 2010, that number is projected to reach 40 million.1 The industry sector most affected by the graying of America is health care, specifically the medical technology and pharmaceutical industries. However, our focus on companies positioned to take advantage of this trend has also led us outside these industries. For example, your fund has a significant investment in Tyco International, a global consumer staples conglomerate, in part because of its recent purchase of medical equipment manufacturer U.S. Surgical. We expect this new division, which specializes in disposable medical products, to provide a significant boost in Tyco's earnings per share.

As people in the United States age, they require more prescriptions (from
2.12 billion prescriptions in 1995 to an estimated 2.57 billion in 2002)2 and spend more on them (currently $388 per person per year at ages 45-54; $427 per person per year at ages 55-63)2. Given this demographic trend, the growth potential in the pharmaceutical industry is extraordinary by any standard; within this industry, we seek to target those companies capable of dominating global markets with a steady stream of new, innovative, and profitable drugs. It's no wonder that Warner-Lambert, Schering-Plough, and Pfizer are all among the fund's top 10 holdings.

With the exception of a slight dip in 1996, U.S. consumer confidence has been on a steady rise since 1994 and shows no sign of abating. We expect the trend to continue upward as long as inflation and unemployment remain low. But people in the United States are now searching harder for bargains
- and companies that provide them are flourishing. Discount retailers, such as Costco, Home Depot, and Wal-Mart, are taking most of the revenue growth rather than traditional department stores. While department store revenues have essentially remained flat since 1990, discount store revenue has climbed from just under $50 billion in 1990 to an estimated $248 billion by 2000. The fund's positions in these companies reflect our belief that Americans will continue to seek out good value at a fair price.

1 Source: Administration on Aging
2 Source: JP Morgan, IND Pharmacies, Chain Store Pharmacies


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Warner-Lambert Co.
Pharmaceuticals and biotechnology

Schering-Plough Corp.
Pharmaceuticals and biotechnology

Microsoft Corp.
Computer software

Lucent Technologies, Inc.
Telecommunications equipment

Pfizer, Inc.
Pharmaceuticals and biotechnology

Tyco International Ltd.
Conglomerate

General Electric Co.
Electronics and electrical equipment

Wal-Mart Stores, Inc.
Retail

America Online, Inc.
Computer services

Tele-Communications, Inc.
Cable television

These holdings represent 35.2% of the fund's net assets as of 7/31/98. Portfolio holdings will vary over time.


* FINANCIAL SERVICES FOR THE DIGITAL AGE

Once upon a time, savings and loans marketed mortgages, banks lent money, brokers traded stocks and bonds, and insurance companies sold insurance. Now we're seeing the rise of an all-in-one approach to financial services, with companies offering integrated services, a variety of financial products, global reach, and, of course, Internet distribution.

The Travelers Group, Inc., which has performed well for your fund during the year, is in the process of reshaping its operations to take advantage of these trends. The company's pending merger with Citicorp will be the culmination of this process. Once involved primarily in consumer finance, Travelers is now active in brokerage, investment banking, asset management, consumer lending, life insurance, and property and casualty insurance. The combined company, which will be known as Citigroup, will add consumer and commercial banking to this list of services. We believe that increased market leverage and the opportunity for significant cost savings will lead to strong profits for this forthcoming giant of global financial services.

* OPTIMISTIC OUTLOOK TEMPERED BY REALISM

While we are pleased with your fund's performance to date, it would be wise to keep firmly in mind that current performance is dependent upon certain specific factors: moderate U.S. economic growth, low inflation, and low interest rates. In addition, the basic fundamentals of the large-cap companies in which the fund invests remain generally sound. A change in any one of these factors could have a negative effect on performance. However, we believe our ongoing focus on the best large growth companies - financially strong, well-established leaders with demonstrated growth - has the potential to deliver attractive results in a variety of market environments.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/98, there is no guarantee the fund will continue to hold these securities in the future. Investments in a highly focused portfolio with a relatively small number of holdings may be subject to greater risk than a more broadly diversified portfolio.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Growth Opportunities Fund is designed for investors seeking capital appreciation by investing primarily in stocks of well-established, large-capitalization companies that Putnam believes will benefit from promising growth themes worldwide.


TOTAL RETURN FOR PERIODS ENDED 7/31/98
                                Class A           Class B           Class M
(inception date)               (10/2/95)         (8/1/97)          (8/1/97)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
1 year                      27.23%   19.88%   26.25%   21.25%   26.63%   22.16%
------------------------------------------------------------------------------
Life of fund               125.10   112.12   119.27   116.27   120.90   113.23
Annual average              33.20    30.44    31.97    31.33    32.32    30.68
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/98

                                                    Russell
                                    Standard &       1000         Consumer
                                      Poor's        Growth         Price
                                   500 Index        Index          Index
------------------------------------------------------------------------------
1 year                               19.29%         19.92%         1.68%
------------------------------------------------------------------------------
Life of fund                        102.47         100.87          6.53
Annual average                       28.27          27.91          2.26
------------------------------------------------------------------------------

Past performance is no assurance of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. The fund's performance reflects a voluntary expense limitation currently or previously in effect. Without the limitation, total return would have been lower.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
10/2/95
               Fund's class A       S&P 500           Russell 1000
Date           shares at POP         Index            Growth Index

10/95              9,423             10,561             10,455
3/96              11,171             11,017             11,016
6/96              11,851             11,791             11,717
9/96              12,319             12,206             12,139
12/96             12,847             13,093             12,872
3/97              12,884             13,560             12,949
6/97              15,252             16,311             16,289
9/97              16,436             17,270             16,546
12/97             16,705             17,877             16,798
3/98              19,339             20,784             19,343
6/98              21,050             22,002             20,221
7/98             $21,212            $20,247            $20,087

Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $21,927 at NAV, $21,627 at CDSC; a $10,000 investment in the fund's class M shares would have been valued at $22,090 ($21,323 at POP).



PRICE AND DISTRIBUTION INFORMATION
12 months ended 7/31/98
                             Class A          Class B           Class M
------------------------------------------------------------------------------
Distributions (number)          1                1                 1
------------------------------------------------------------------------------
Income                         --               --                --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                   0.013            0.013             0.013
------------------------------------------------------------------------------
Short-term                  0.012            0.012             0.012
------------------------------------------------------------------------------
 Total                     $0.025           $0.025            $0.025
------------------------------------------------------------------------------
Share value:            NAV      POP           NAV         NAV      POP
------------------------------------------------------------------------------
7/31/97               $13.38   $14.20           --           --       --
------------------------------------------------------------------------------
8/1/97*                   --       --       $13.38       $13.38   $13.87
------------------------------------------------------------------------------
7/31/98                16.99    18.03        16.86        16.91    17.52
------------------------------------------------------------------------------

* Inception date of class B and class M shares.

TOTAL RETURN FOR PERIODS ENDED 6/30/98
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (10/2/95)         (8/1/97)          (8/1/97)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
1 year                      38.01%   30.05%   37.00%   32.00%   37.33%   32.57%
------------------------------------------------------------------------------
Life of fund               123.38   110.50   117.84   114.84   119.33   111.72
Annual average              34.09    31.21    32.86    32.19    33.20    31.49
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Russell 1000 Growth Index* The Russell 1000 Growth Index contains those Russell 1000 securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Russell 1000 Value Index. (The Russell 1000 Index is composed of the 1000 largest companies in the Russell 3000 Index.)

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Report of independent accountants
For the fiscal year ended July 31, 1998


To the Trustees and Shareholders of
Putnam Growth Opportunities Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Growth Opportunities Fund (the "fund") at July 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at July 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
September 11, 1998




Portfolio of investments owned
July 31, 1998

COMMON STOCKS (99.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Banks (1.1%)
--------------------------------------------------------------------------------------------------------------------------
             75,600  BankAmerica Corp.                                                                      $    6,785,100

Broadcasting (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            412,600  CBS Corp.                                                                                  14,002,613

Business Services (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            138,300  Pitney Bowes, Inc.                                                                          6,984,150

Cable Television (6.0%)
--------------------------------------------------------------------------------------------------------------------------
            218,600  MediaOne Group Inc. (NON)                                                                  10,561,113
            233,400  Tele-Comm Liberty Media Group, Inc. Class A (NON)                                           9,204,713
            397,100  Tele-Communications, Inc. Class A (NON)                                                    16,578,925
                                                                                                            --------------
                                                                                                                36,344,751

Computer Services (2.8%)
--------------------------------------------------------------------------------------------------------------------------
            147,900  America Online, Inc.                                                                       17,304,300

Computer Software (4.4%)
--------------------------------------------------------------------------------------------------------------------------
             89,700  Computer Associates International, Inc.                                                     2,976,919
            219,000  Microsoft Corp. (NON)                                                                      24,076,313
                                                                                                            --------------
                                                                                                                27,053,232

Computers (3.5%)
--------------------------------------------------------------------------------------------------------------------------
            194,700  Compaq Computer Corp.                                                                       6,400,763
            306,500  EMC Corp. (NON)                                                                            15,018,500
                                                                                                            --------------
                                                                                                                21,419,263

Conglomerates (3.4%)
--------------------------------------------------------------------------------------------------------------------------
            338,700  Tyco International Ltd.                                                                    20,978,231

Consumer Products (2.1%)
--------------------------------------------------------------------------------------------------------------------------
            134,900  Colgate-Palmolive Co.                                                                      12,469,819

Cosmetics (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            152,400  Estee Lauder Cos. Class A                                                                   9,791,700

Electronics and Electrical Equipment (4.8%)
--------------------------------------------------------------------------------------------------------------------------
            232,600  General Electric Co.                                                                       20,774,088
            156,700  Illinois Tool Works, Inc.                                                                   8,784,994
                                                                                                            --------------
                                                                                                                29,559,082

Entertainment (4.5%)
--------------------------------------------------------------------------------------------------------------------------
            167,800  Time Warner, Inc.                                                                          15,112,488
            175,600  Viacom, Inc. Class B (NON)                                                                 12,028,600
                                                                                                            --------------
                                                                                                                27,141,088

Environmental Control (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             42,300  Waste Management, Inc. (NON)                                                                2,331,788

Financial Services (10.1%)
--------------------------------------------------------------------------------------------------------------------------
            103,200  American Express Co.                                                                       11,390,700
            303,100  MBNA Corp.                                                                                 10,153,850
            114,400  Merrill Lynch & Co., Inc.                                                                  11,154,000
            146,600  Morgan Stanley, Dean Witter, Discover and Co.                                              12,763,363
            241,000  Travelers Group Inc.                                                                       16,147,000
                                                                                                            --------------
                                                                                                                61,608,913

Food and Beverages (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            184,900  Coca-Cola Enterprises, Inc.                                                                 6,090,144

Health Care Information Systems (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            395,500  HBO & Co.                                                                                  11,654,891

Health Care Services (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            148,900  Cardinal Health, Inc.                                                                      14,303,706

Insurance (1.8%)
--------------------------------------------------------------------------------------------------------------------------
             74,400  American International Group, Inc.                                                         11,220,450

Medical Supplies and Devices (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            144,100  Boston Scientific Corp. (NON)                                                              11,041,663

Networking Equipment (2.0%)
--------------------------------------------------------------------------------------------------------------------------
            124,800  Cisco Systems, Inc. (NON)                                                                  11,949,600

Pharmaceuticals and Biotechnology (14.9%)
--------------------------------------------------------------------------------------------------------------------------
            141,900  Bristol-Myers Squibb Co.                                                                   16,167,731
            201,800  Pfizer, Inc.                                                                               22,198,000
            261,100  Schering-Plough Corp.                                                                      25,261,425
            364,600  Warner-Lambert Co.                                                                         27,550,080
                                                                                                            --------------
                                                                                                                91,177,236

Retail (14.3%)
--------------------------------------------------------------------------------------------------------------------------
            221,400  Costco Companies, Inc. (NON)                                                               12,564,450
            349,500  CVS Corp.                                                                                  14,329,500
            123,100  Dayton Hudson Corp.                                                                         5,885,719
            363,700  Home Depot, Inc. (The)                                                                     15,229,938
            284,900  Rite Aid Corp.                                                                             11,253,550
            433,500  TJX Cos., Inc. (The)                                                                       10,187,250
            280,200  Wal-Mart Stores, Inc.                                                                      17,687,625
                                                                                                            --------------
                                                                                                                87,138,032

Telecommunication Equipment (5.2%)
--------------------------------------------------------------------------------------------------------------------------
            246,700  Lucent Technologies, Inc.                                                                  22,804,331
            121,400  Tellabs, Inc. (NON)                                                                         9,139,144
                                                                                                            --------------
                                                                                                                31,943,475

Telephone Services (3.9%)
--------------------------------------------------------------------------------------------------------------------------
            157,500  Sprint Corp.                                                                               11,025,000
            245,900  WorldCom, Inc.                                                                             13,001,963
                                                                                                            --------------
                                                                                                                24,026,963

Wireless Communications (2.1%)
--------------------------------------------------------------------------------------------------------------------------
            221,800  Airtouch Communications, Inc. (NON)                                                        13,044,613
                                                                                                            --------------
                     Total Common Stocks (cost $516,766,432)                                                $  607,364,803

SHORT-TERM INVESTMENTS (1.0%) (a)(cost $6,430,011)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
         $6,429,000  Interest in $750,000,000 tri-party repurchase agreement dated July 31, 1998 with Goldman Sachs & Co.
                       due August 3, 1998 with respect to various
                       U.S. Treasury obligations - maturity value of
                       $6,432,032 for an effective yield of 5.66%                                           $    6,430,011
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $523,196,443) (b)                                              $  613,794,814
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $611,255,409.

  (b) The aggregate identified cost on a tax basis is $523,371,971, resulting in gross unrealized appreciation and depreciation of $100,693,996 and $10,271,153, respectively, or net unrealized appreciation of $90,422,843.

(NON) Non-income-producing security.


      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
July 31, 1998

Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $523,196,443) (Note 1)                                            $613,794,814
-----------------------------------------------------------------------------------------------
Cash                                                                                    170,989
-----------------------------------------------------------------------------------------------
Dividends receivable                                                                    205,971
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                7,170,120
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        2,436,840
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                4,377
-----------------------------------------------------------------------------------------------
Total assets                                                                        623,783,111

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      9,087,453
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            1,890,940
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            931,460
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               70,548
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             3,293
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                893
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  319,548
-----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                8,843
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  214,724
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    12,527,702
-----------------------------------------------------------------------------------------------
Net assets                                                                         $611,255,409

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $525,161,603
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (4,504,565)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           90,598,371
-----------------------------------------------------------------------------------------------
Total - Representing net assets applicable to
capital shares outstanding                                                         $611,255,409

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($287,291,107 divided by 16,912,121 shares)                                              $16.99
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $16.99)*                                  $18.03
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($299,195,482 divided by 17,740,672 shares)**                                            $16.86
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($24,768,820 divided by 1,465,053 shares)                                                $16.91
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $16.91)*                                  $17.52
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended July 31, 1998

Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $4,122)                                           $  1,682,778
-----------------------------------------------------------------------------------------------
Interest                                                                                345,324
-----------------------------------------------------------------------------------------------
Total investment income                                                               2,028,102

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      1,840,408
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          576,715
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        11,201
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          8,314
-----------------------------------------------------------------------------------------------
Distribution fees - Class A (Note 2)                                                    311,350
-----------------------------------------------------------------------------------------------
Distribution fees - Class B (Note 2)                                                  1,261,070
-----------------------------------------------------------------------------------------------
Distribution fees - Class M (Note 2)                                                     84,490
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            1,232
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  43,164
-----------------------------------------------------------------------------------------------
Registration fees                                                                       154,436
-----------------------------------------------------------------------------------------------
Auditing                                                                                 26,379
-----------------------------------------------------------------------------------------------
Legal                                                                                     5,930
-----------------------------------------------------------------------------------------------
Postage                                                                                  43,586
-----------------------------------------------------------------------------------------------
Other                                                                                    27,430
-----------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                        (108,408)
-----------------------------------------------------------------------------------------------
Total expenses                                                                        4,287,297
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (120,887)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          4,166,410
-----------------------------------------------------------------------------------------------
Net investment loss                                                                  (2,138,308)
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                     (4,490,208)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                           89,355,391
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              84,865,183
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $82,726,875
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended July 31
                                                                                -------------------------------
                                                                                           1998            1997
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                      $  (2,138,308)     $    7,012
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                              (4,490,208)        410,793
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           89,355,391       1,080,288
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 82,726,875       1,498,093
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                                 --          (9,336)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                            (169,802)       (317,426)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (163,947)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (15,005)             --
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   523,492,191       1,567,224
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        605,870,312       2,738,555

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                     5,385,097       2,646,542
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $- and $-, respectively)                                                 $611,255,409      $5,385,097
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        Oct. 2, 1995+
operating performance                                                                   Year ended July 31         to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $13.38           $10.15            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)                                                        (.07)(d)          .03              .03
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    3.71             4.43             1.67
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  3.64             4.46             1.70
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                        --             (.04)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.03)           (1.19)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.03)           (1.23)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $16.99           $13.38           $10.15
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                             27.23            47.34            20.08*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $287,291           $5,385           $2,647
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(c)                                                           1.25             1.05              .89*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(a)                                                           (.43)             .20              .30*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                70.90           145.10           151.15*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses of the fund reflect a reduction of $0.01 per share for each of class A, B and M, for the period ended July 31, 1998 and $0.11 per share for each of the periods ended July 31, 1997 and July 31, 1996.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges and reflects an expense limitation currently in effect. Without the limitation, the total return would have been lower.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                      August 1, 1997+
operating performance                                                                                              to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $13.38
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)                                                                                          (.18)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                      3.69
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    3.51
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                           (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                      (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $16.86
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                                                               26.25
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                       $299,195
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(c)                                                                                             2.00
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment (loss)
to average net assets (%)(a)                                                                                            (1.19)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  70.90
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses of the fund reflect a reduction of $0.01 per share for each of class A, B and M, for the period ended July 31, 1998 and $0.11 per share for each of the periods ended July 31, 1997 and July 31, 1996.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges and reflects an expense limitation currently in effect. Without the limitation, the total return would have been lower.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                      August 1, 1997+
operating performance                                                                                              to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $13.38
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)                                                                                          (.14)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                      3.70
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    3.56
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                           (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                      (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $16.91
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                                                               26.63
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                        $24,769
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(c)                                                                                             1.75
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(a)                                                                                             (.93)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  70.90
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses of the fund reflect a reduction of $0.01 per share for each of class A, B and M, for the period ended July 31, 1998 and $0.11 per share for each of the periods ended July 31, 1997 and July 31, 1996.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges and reflects an expense limitation currently in effect. Without the limitation, the total return would have been lower.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
July 31, 1998

Note 1
Significant accounting policies

Putnam Growth Opportunities Fund (the "fund") is one of a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in common stocks of companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes have potential for capital appreciation significantly greater than that of the market averages.

The fund offers class A, class B and class M shares. Class B and class M shares commenced operations on August 1, 1997. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported - as in the case of some securities traded over the counter - the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party re-purchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended July 31, 1998, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 1998 the fund had a capital loss carryover of approximately $506,488 available to offset future net capital gain, if any, which will expire on July 31, 2006.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, post-October loss deferrals and organization costs. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 1998, the fund reclassified $2,138,308 to increase undistributed net investment income and $2,135,621 to decrease paid-in-capital, with an increase to accumulated net realized losses of $2,687. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $8,843. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through July 31, 1998, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended July 31, 1998, fund expenses were reduced by $120,887 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $960 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares, respectively.

For the year ended July 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $1,132,608 and $61,116 from the sale of class A and class M shares, respectively, and $155,857 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended July 31, 1998 Putnam Mutual Funds Corp., acting as underwriter received $2,362 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended July 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $700,198,954 and $182,978,093, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At July 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                          Year ended
                                                         July 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     19,027,520      $ 279,728,139
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       12,807            164,435
-----------------------------------------------------------------------------
                                                19,040,327        279,892,574

Shares
repurchased                                     (2,530,771)       (37,177,983)
-----------------------------------------------------------------------------
Net increase                                    16,509,556      $ 242,714,591
-----------------------------------------------------------------------------

                                                          Year ended
                                                         July 31, 1997
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        116,963         $1,315,416
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       31,358            326,433
-----------------------------------------------------------------------------
                                                   148,321          1,641,849

Shares
repurchased                                         (6,623)           (74,625)
-----------------------------------------------------------------------------
Net increase                                       141,698         $1,567,224
-----------------------------------------------------------------------------

                                                       For the period
                                                        August 1, 1997
                                                     (commencement of
                                                        operations) to
                                                         July 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     19,821,376       $290,193,248
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       12,262            156,947
-----------------------------------------------------------------------------
                                                19,833,638        290,350,195

Shares
repurchased                                     (2,092,966)       (30,848,946)
-----------------------------------------------------------------------------
Net increase                                    17,740,672       $259,501,249
-----------------------------------------------------------------------------

                                                       For the period
                                                        August 1, 1997
                                                     (commencement of
                                                        operations) to
                                                         July 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,625,623        $23,686,551
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,156             14,812
-----------------------------------------------------------------------------
                                                 1,626,779         23,701,363

Shares
repurchased                                       (161,726)        (2,425,012)
-----------------------------------------------------------------------------
Net increase                                     1,465,053        $21,276,351
-----------------------------------------------------------------------------

Federal Tax Information
(Unaudited)

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Carol C. McMullen
Vice President and Fund Manager

Jeffrey R. Lindsey
Vice President and Fund Manager

C. Beth Cotner
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Growth Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
---------------

AN061-45522     9/98